BLACKROCK MUNIYIELD QUALITY FUND III, INC.

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254E8631

Amendment to Notice of Special Rate Period

January 7, 2019

BlackRock MuniYield Quality Fund III, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of the Variable Rate Demand Preferred Shares, dated May 17, 2011 (the “Articles Supplementary”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the Fund has determined to amend the Notice of Special Rate Period, dated June 20, 2012 (the “Notice of Special Rate Period”) by incorporating the following provisions in the Notice of Special Rate Period:

As of January 7, 2019 the following paragraph is included as the last paragraph of the section entitled “Additional Provisions Relating to the Termination of Special Rate Period” in the Notice of Special Rate Period:

The Fund may terminate the Special Rate Period prior to the last day of the Special Rate Period by providing notice of such termination (the “Notice of Termination”) to the Holders of VRDP Shares, the Liquidity Provider, the Remarketing Agent and the Tender and Paying Agent at least 5 Business Days prior to the last day of the Special Rate Period that will result from such termination (the “Termination Date”). The Notice of Termination shall include the Termination Date, which shall be deemed the last day of the Special Rate Period, the Automatic Tender Date and the Purchase Date relating to such Automatic Tender Date. If the Fund provides the Notice of Termination in accordance with this paragraph, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the Automatic Tender Date with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately succeeding the Termination Date. Notwithstanding the foregoing provisions of this Notice of Special Rate Period, if any VRDP Shares beneficially owned by Citibank for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than Citibank are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition- Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

1 NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRD P Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

31468913.1

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

[Signature Page Follows]

31468913.1

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK MUNIYIELD QUALITY

FUND III, INC.

By: /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

Schedule 1

Recipients of this Amendment to the Notice of Special Rate Period

Citibank, N.A.

388 Greenwich St., 8th Floor

New York, NY 10013

Attention: MSD Middle Office Manager

Telephone: (212) 723-6320

Fax: (212) 723-8642

Email: msdcititob@citi.com

Citigroup Global Markets Inc. 388 Greenwich St.

New York, NY 10013

Attention: Middle Office Manager

Telephone: (212) 723-7124

Fax: (212) 723-8642

Email: msdcititob@citi.com

The Depository Trust Company

LensNotice@dtcc.com

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